Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
REVENUES:
Voyage revenues and amortization of above market acquired time charters	$ 157,145	$ 195,476
Leasing revenues	0	71,357
Service revenues and amortization of above market acquired drilling contracts	426,490	164,598
Total Revenues (Note 16)	583,635	431,431
EXPENSES:
Voyage expenses	10,484	12,062
Vessels, drilling rigs and drillships operating expenses	274,188	147,843
Depreciation and amortization	166,034	121,021
Loss on sale of assets, net (Note 7)	963	705
Vessel impairment charge	0	112,104
Gain from vessel insurance proceeds	0	(25,064)
General and administrative expenses	65,344	53,930
Legal settlements and other (Note 13)	(1,606)	0
Operating income	68,228	8,830
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 15)	(108,253)	(64,459)
Interest income	1,906	15,557
Loss on interest rate swaps (Note 10)	(21,714)	(39,775)
Other, net	2,576	3,812
Total other expenses, net	(125,485)	(84,865)
LOSS BEFORE INCOME TAXES	(57,257)	(76,035)
Income taxes (Note 19)	(21,628)	(9,778)
NET LOSS	(78,885)	(85,813)
Less: Net (income)/loss attributable to non controlling interest	13,227	(2,511)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(65,658)	(88,324)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Note 17)	$ (65,658)	$ (92,254)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 17)	$ (0.17)	$ (0.27)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 17)	380,152,244	344,259,487